Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1 ($)(1,2)	Summary Compensation Table Total for PEO 2 ($)(1,3)	Compensation Actually Paid to PEO 1 ($)(1,2)	Compensation Actually Paid to PEO 2 ($)(1,3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1,2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1,3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(6)	Net Sales (millions)(7)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2024		10,849,622		14,073,356	4,083,597	5,928,406	90.40	115.59	788.5	6,723.7
2023	12,602,133	5,213,172	3,371,205	2,570,129	3,203,326	1,527,322	73.08	110.54	680.6	6,662.2
2022	10,426,035	—	12,878,229	—	2,797,114	3,330,052	94.13	125.43	682.0	6,350.5
2021	12,718,656	—	11,236,619	—	3,654,687	2,867,886	93.23	102.80	755.3	6,317.9

Named Executive Officers, Footnote	Our PEOs and Non-PEO NEOs included in these columns reflect the following individuals:

Year	PEO 1	PEO 2	Non-PEO NEOs
2024	N/A	Brendan M. Foley	Lawrence E. Kurzius, Michael R. Smith, Andrew Foust, Sarah J. Piper, Jeffery D. Schwartz.
2023	Lawrence E. Kurzius	Brendan M. Foley	Michael R. Smith, Sarah J. Piper, Jeffrey D. Schwartz, and Malcolm Swift*
2022	Lawrence E. Kurzius	N/A	Brendan Foley, Michael R. Smith, Jeffrey D. Schwartz, and Malcolm Swift
2021	Lawrence E. Kurzius	N/A	Brendan Foley, Michael R. Smith, Jeffrey D. Schwartz, and Malcolm Swift
*Mr. Swift is McCormick's former Executive Vice President, Global Flavor Solutions and Chief Administrative Officer, who retired November 30, 2023.

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Packaged Foods & Meats Sub Industry Index for the period beginning on the last trading day of fiscal 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends. This is the industry index used for comparative purposes on the total return chart included in our Form 10-K.
Adjustment To PEO Compensation, Footnote	Amounts reflect the total compensation reported in the "Total" column of the Summary Compensation Table ("SCT") for each corresponding year. Amounts presented for Non-PEO NEOs are averages for the entire group in each respective year.
(3)CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the SCT:

Adjustments	2024		2023			2022		2021
	PEO 2	Other NEOs	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	10,849,622	4,083,597	12,602,133	5,213,172	3,203,326	10,426,035	2,797,114	12,718,656	3,654,687
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(7,500,031)	(2,420,035)	(8,600,100)	(2,400,038)	(1,637,543)	(8,600,079)	(1,875,060)	(8,100,060)	(1,775,028)
(Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(124,701)	—	—	—	—	—	—	(17,929)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	9,868,682	2,813,214	8,529,636	2,380,372	1,713,878	11,452,002	2,471,456	10,632,565	2,330,001

Adjustments	2024		2023			2022		2021
	PEO 2	Other NEOs	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	440,178	542,635	(7,061,003)	(2,132,749)	(1,403,651)	(823,463)	(157,121)	(4,595,379)	(1,457,737)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	515,192	—	—	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	414,906	518,504	(2,099,461)	(490,628)	(348,688)	423,734	93,663	580,837	133,892
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	14,073,356	5,928,406	3,371,205	2,570,129	1,527,322	12,878,229	3,330,052	11,236,619	2,867,886

Non-PEO NEO Average Total Compensation Amount	$ 4,083,597	$ 3,203,326	$ 2,797,114	$ 3,654,687
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,928,406	1,527,322	3,330,052	2,867,886
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the total compensation reported in the "Total" column of the Summary Compensation Table ("SCT") for each corresponding year. Amounts presented for Non-PEO NEOs are averages for the entire group in each respective year.
(3)CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the SCT:

Adjustments	2024		2023			2022		2021
	PEO 2	Other NEOs	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	10,849,622	4,083,597	12,602,133	5,213,172	3,203,326	10,426,035	2,797,114	12,718,656	3,654,687
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(7,500,031)	(2,420,035)	(8,600,100)	(2,400,038)	(1,637,543)	(8,600,079)	(1,875,060)	(8,100,060)	(1,775,028)
(Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(124,701)	—	—	—	—	—	—	(17,929)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	9,868,682	2,813,214	8,529,636	2,380,372	1,713,878	11,452,002	2,471,456	10,632,565	2,330,001

Adjustments	2024		2023			2022		2021
	PEO 2	Other NEOs	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	440,178	542,635	(7,061,003)	(2,132,749)	(1,403,651)	(823,463)	(157,121)	(4,595,379)	(1,457,737)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	515,192	—	—	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	414,906	518,504	(2,099,461)	(490,628)	(348,688)	423,734	93,663	580,837	133,892
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	14,073,356	5,928,406	3,371,205	2,570,129	1,527,322	12,878,229	3,330,052	11,236,619	2,867,886

Equity Valuation Assumption Difference, Footnote
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the SCT of this proxy statement.

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Restricted Stock Units
Stock Price	$64.83 - $78.41	$64.83 - $85.73	$85.18 - $98.28
Performance Stock Units
Financial Metric Multiplier	155%-200%	200%	200%
TSR Realized Performance (Percentile)	65P -71P	29P - 42P	24P - 42P
Volatility	21.9% - 23.1%	24.1% - 25.3%	21.8% - 26.9%
Risk-Free Interest Rate	4.1% -4.3%	4.6% - 5.0%	4.3% - 4.6%
Stock Options
Expected Life	7.0 -9.7 years	4.0 - 7.8 years	3.7 - 7.7 years
Strike Price	$65.99 - $97.26	$69.31 - $97.26	$69.31 - $97.26
Volatility	23.1% - 24.9%	22.3% - 24.4%	21.8% - 23.5%
Dividend Yield	2.2% - 2.6%	1.8% - 2.6%	1.5% - 1.8%
Risk-Free Interest Rate	4.0% - 4.3%	3.4% - 4.3%	2.3% - 3.7%
Price-Vested Stock Options
Expected Life	4.5 - 4.8 years	3.7 - 4.4 years	4.2 - 4.7 years
Volatility	22.1%	24.7%	23.0%
Dividend Yield	2.3%	2.6%	1.8%
Risk-Free Interest Rate	4.2%	4.3% - 5.6%	3.7% - 4.7%

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:
CAP vs. TSR

PEO CAP (Kurzius)	PEO CAP (Foley)	Avg.CAP (Non-PEO NEO)	Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
Relationship between CAP vs. Net Income
The following chart illustrates the relationship between CAP for our PEOs and the average CAP for our Non-PEO NEOs against our net income:
CAP vs. Net Income

PEO CAP (Kurzius)	PEO CAP (Foley)	Avg.CAP (Non-PEO NEO)	Net Income (millions)

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP vs. Net Sales
The following chart illustrates the relationship between CAP for our PEOs and the average CAP for our Non-PEO NEOs against our Net Sales:
CAP vs. Net Sales

PEO CAP (Kurzius)	PEO CAP (Foley)	Avg.CAP (Non-PEO NEO)	Net Sales (millions)

Total Shareholder Return Vs Peer Group
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:
CAP vs. TSR

PEO CAP (Kurzius)	PEO CAP (Foley)	Avg.CAP (Non-PEO NEO)	Company TSR	Peer Group TSR

Tabular List, Table
The following is an unranked list of the financial performance measures we consider most important performance measures used to link CAP for our Non-PEO NEOs to performance for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion & Analysis beginning on page 28.
•Net Sales
•Adjusted Net Sales Growth
•Adjusted EPS
•Gross Profit
•Stock Price
•Total Shareholder Return

Total Shareholder Return Amount	$ 90.40	73.08	94.13	93.23
Peer Group Total Shareholder Return Amount	115.59	110.54	125.43	102.80
Net Income (Loss)	$ 788,500,000	$ 680,600,000	$ 682,000,000.0	$ 755,300,000
Company Selected Measure Amount	6,723,700,000	6,662,200,000	6,350,500,000	6,317,900,000
PEO Name	Brendan M. Foley		Lawrence E. Kurzius	Lawrence E. Kurzius
Additional 402(v) Disclosure	The dollar amounts reported represent the GAAP net income reflected in the Company's audited financial statements for the applicable year.Net Sales is reflected for each respective fiscal year and was selected as the Company's most important financial performance measure used to link CAP to PEOs and Non-PEO NEOs.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 6
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-GAAP Measure Description	Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company's common stock, for the period beginning on the last trading day of fiscal 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
Brendan M. Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,849,622	$ 5,213,172
PEO Actually Paid Compensation Amount	14,073,356	$ 2,570,129
PEO Name		Brendan M. Foley
Lawrence E. Kurzius [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,602,133	$ 10,426,035	$ 12,718,656
PEO Actually Paid Compensation Amount		$ 3,371,205	12,878,229	11,236,619
PEO Name		Lawrence E. Kurzius
PEO | Brendan M. Foley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,500,031)	$ (2,400,038)
PEO | Brendan M. Foley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,868,682	2,380,372
PEO | Brendan M. Foley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,178	(2,132,749)
PEO | Brendan M. Foley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,906	(490,628)
PEO | Lawrence E. Kurzius [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,600,100)	(8,600,079)	(8,100,060)
PEO | Lawrence E. Kurzius [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,529,636	11,452,002	10,632,565
PEO | Lawrence E. Kurzius [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,061,003)	(823,463)	(4,595,379)
PEO | Lawrence E. Kurzius [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,099,461)	423,734	580,837
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,701)			(17,929)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,420,035)	(1,637,543)	(1,875,060)	(1,775,028)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,813,214	1,713,878	2,471,456	2,330,001
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,635	(1,403,651)	(157,121)	(1,457,737)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,192
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 518,504	$ (348,688)	$ 93,663	$ 133,892